Commitments and Contingencies - Additional Information - Shell (Details) - Shell [Member] $ in Millions	1 Months Ended
Oct. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Estimated claim	$ 23.6
Percentage of rate reduction claim	20.00%